Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	1.75825%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,083,430.90

Principal:
Principal Collections	$21,559,945.68
Prepayments in Full	$10,436,941.69
Liquidation Proceeds	$364,846.25
Recoveries	$135,319.24
Sub Total	$32,497,052.86
Collections	$34,580,483.76

Purchase Amounts:
Purchase Amounts Related to Principal	$186,188.59
Purchase Amounts Related to Interest	$806.62
Sub Total	$186,995.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,767,478.97

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,767,478.97
Servicing Fee	$648,015.82	$648,015.82	$0.00	$0.00	$34,119,463.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,119,463.15
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,119,463.15
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,119,463.15
Interest - Class A-3 Notes	$1,175,071.82	$1,175,071.82	$0.00	$0.00	$32,944,391.33
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$32,601,610.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,601,610.33
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$32,473,343.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,473,343.66
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$32,383,866.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,383,866.99
Regular Principal Payment	$29,553,666.99	$29,553,666.99	$0.00	$0.00	$2,830,200.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,830,200.00
Residual Released to Depositor	$0.00	$2,830,200.00	$0.00	$0.00	$0.00
Total		$34,767,478.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,553,666.99
Total					$29,553,666.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,553,666.99	$54.00	$1,175,071.82	$2.15	$30,728,738.81	$56.15
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$29,553,666.99	$18.72	$1,735,596.16	$1.10	$31,289,263.15	$19.82

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$465,374,976.92	0.8502950	$435,821,309.93	0.7962970
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$674,484,976.92	0.4272002	$644,931,309.93	0.4084817

Pool Information
Weighted Average APR	3.331%	3.325%
Weighted Average Remaining Term	39.26	38.42
Number of Receivables Outstanding	41,264	40,434
Pool Balance	$777,618,979.40	$744,428,974.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$713,779,208.18	$683,727,691.12
Pool Factor	0.4500110	0.4308039

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$60,701,283.39
Targeted Overcollateralization Amount	$99,497,664.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$99,497,664.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$642,082.68
(Recoveries)		88	$135,319.24
Net Loss for Current Collection Period			$506,763.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7820%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0036%
Second Prior Collection Period			0.9403%
Prior Collection Period			0.5398%
Current Collection Period			0.7991%
Four Month Average (Current and Prior Three Collection Periods)			0.8207%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2599	$10,896,077.62
(Cumulative Recoveries)			$1,277,379.01
Cumulative Net Loss for All Collection Periods			$9,618,698.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5566%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,192.41
Average Net Loss for Receivables that have experienced a Realized Loss			$3,700.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.22%	417	$9,105,204.48
61-90 Days Delinquent	0.14%	51	$1,028,002.68
91-120 Days Delinquent	0.03%	9	$221,082.63
Over 120 Days Delinquent	0.07%	24	$510,344.20
Total Delinquent Receivables	1.46%	501	$10,864,633.99

Repossession Inventory:
Repossessed in the Current Collection Period		31	$739,174.36
Total Repossessed Inventory		53	$1,436,748.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1848%
Prior Collection Period			0.2472%
Current Collection Period			0.2077%
Three Month Average			0.2133%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2363%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	February 2020
Payment Date	3/16/2020
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer